EQUITY - Normal Course Issuer Bid (Details) - CAD CAD in Thousands			12 Months Ended
	Mar. 01, 2018	May 11, 2017	Dec. 31, 2017	Dec. 31, 2016
Normal Course Issuer Bid
Maximum number of stapled units issued and outstanding that may be repurchased pursuant to the normal course issuer bid		4,118,757
Maximum daily purchases that may be made by Granite		26,267
Units repurchased for cancellation			CAD (12,046)	CAD (1)
Normal Course Issuer Bid
Normal Course Issuer Bid
Units repurchased for cancellation			CAD (12,000)
Units repurchased for cancellation (in units)			(241,034)
Stapled Units
Normal Course Issuer Bid
Units repurchased for cancellation			CAD (10,895)	CAD (1)
Units repurchased for cancellation (in units)			(242,000)	(20)
Difference between the repurchase price and the average cost			CAD 1,200
Stapled Units | Distributions declared
Normal Course Issuer Bid
Units additional repurchase (in units)	(891,440)
Units additional repurchase	CAD (43,900)